Employee benefit obligations - Sensitivity analysis (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Assumptions and sensitivities
Estimate of contributions expected to be paid		$ 44
Defined benefit plan
Assumptions and sensitivities
Estimate of contributions expected to be paid	$ 27	$ 30
Discount rates | Defined benefit plan
Assumptions and sensitivities
Decrease in actuarial assumption (as a percent)		0.50%	0.50%
Increase (decrease) in pension obligations due to decrease in actuarial assumption		$ 204	$ 186
Increase in actuarial assumption (as a percent)				0.50%	0.50%
Increase (decrease) in pension obligations due to increase in actuarial assumption		$ (182)	$ (166)
Rates of inflation | Defined benefit plan
Assumptions and sensitivities
Decrease in actuarial assumption (as a percent)		0.50%	0.50%
Increase (decrease) in pension obligations due to decrease in actuarial assumption		$ (65)	$ (56)
Increase in actuarial assumption (as a percent)		0.50%	0.50%
Increase (decrease) in pension obligations due to increase in actuarial assumption		$ 68	$ 63
Rates of increase in salaries | Defined benefit plan
Assumptions and sensitivities
Decrease in actuarial assumption (as a percent)		0.50%	0.50%
Increase (decrease) in pension obligations due to decrease in actuarial assumption		$ (67)	$ (61)
Increase in actuarial assumption (as a percent)		0.50%	0.50%
Increase (decrease) in pension obligations due to increase in actuarial assumption		$ 71	$ 69
Expected longevity | Defined benefit plan
Assumptions and sensitivities
Increase (decrease) in pension obligations due to increase in actuarial assumption		$ 80	$ 68
Increase in actuarial assumption (in years)		1 year	1 year